Expense Example - NVIT iShares Fixed Income ETF Fund	Class II Shares 1 Year	Class II Shares 3 Years	Class II Shares 5 Years	Class II Shares 10 Years	Class Y Shares 1 Year	Class Y Shares 3 Years	Class Y Shares 5 Years	Class Y Shares 10 Years
USD ($)	77	413	773	1,788	26	256	506	1,221